Segment Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Segment Reporting Information [Line Items]
Net sales	$ 129,750	$ 117,176	$ 119,405	$ 114,986	$ 128,684	$ 116,598	$ 119,330	$ 114,002	$ 481,317	$ 478,614	$ 482,229
Operating income (loss):									22,764	24,105	27,147
Interest, net									(2,267)	(2,467)	(2,348)
Income from continuing operations before income taxes									20,497	21,638	24,799
Total assets	198,825				199,581				198,825	199,581	203,490
Depreciation and amortization									10,080	9,454	9,173
Capital expenditures									10,619	11,477	12,174
Walmart U.S.
Segment Reporting Information [Line Items]
Net sales									307,833	298,378	288,049
Operating income (loss):									17,745	19,087	21,336
Total assets	104,262				103,109				104,262	103,109	101,381
Depreciation and amortization									3,298	2,800	2,665
Capital expenditures									6,090	6,728	6,286
Walmart International
Segment Reporting Information [Line Items]
Net sales									116,119	123,408	136,160
Operating income (loss):									5,758	5,346	6,171
Total assets	74,508				73,720				74,508	73,720	80,505
Depreciation and amortization									2,629	2,549	2,665
Capital expenditures									2,697	2,930	3,936
Sam's Club
Segment Reporting Information [Line Items]
Net sales									57,365	56,828	58,020
Operating income (loss):									1,671	1,820	1,976
Total assets	14,125				13,998				14,125	13,998	13,995
Depreciation and amortization									487	472	473
Capital expenditures									639	695	753
Corporate and support
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating income (loss):									(2,410)	(2,148)	(2,336)
Total assets	$ 5,930				$ 8,754				5,930	8,754	7,609
Depreciation and amortization									3,666	3,633	3,370
Capital expenditures									$ 1,193	$ 1,124	$ 1,199